Retirement Benefits (Narrative) (Details) £ in Millions, $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2016 GBP (£)	Oct. 31, 2016	Mar. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Market-related plan assets value, recognition period of investment gains and losses				5 years
Plans with benefit obligations in excess of plan assets, projected benefit obligation				$ 1,300	$ 1,200
Accumulated benefit obligation				1,200	1,200
Aggregate fair value of plan assets				1,000	900
Plans with benefit obligations in excess of plan assets, aggregate benefit obligation				2,200	2,100
Plans with benefit obligations in excess of plan assets, aggregate fair value of plan assets				$ 1,900	1,700
Employer matching contribution, percent of employees' gross pay (up to)		4.00%
Maximum annual contributions per employee, percent		7.00%
Health care cost trend rate assumed for next fiscal year				5.12%
Ultimate assumed health care cost trend rate				4.41%
Defined Contribution Plan [Abstract]
ESOP invested in MMC common stock				$ 499	436
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net credit due to termination of RRA plan				130	62	$ (82)
Curtailment loss (gain)				1	4	(5)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net credit due to termination of RRA plan			$ 125	(6)	(9)	118
Curtailment loss (gain)				0	0	0
United States
Defined Contribution Plan [Abstract]
The cost of defined contribution plans				130	53	51
United Kingdom
Defined Contribution Plan [Abstract]
The cost of defined contribution plans				$ 75	81	93
Geographic Concentration Risk | Foreign Pension and Postretirement Benefit Plan, Defined Benefit | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage for non-U.S. plan assets, U.K. Plans				81.00%
Domestic Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Plans with benefit obligations in excess of plan assets, projected benefit obligation				$ 6,200	5,900
Accumulated benefit obligation				6,200	5,900
Aggregate fair value of plan assets				4,800	4,400
Plans with benefit obligations in excess of plan assets, aggregate benefit obligation				6,200	5,900
Plans with benefit obligations in excess of plan assets, aggregate fair value of plan assets				4,800	4,400
Net credit due to termination of RRA plan				56	(65)	(141)
Pension plan assets				$ 4,787	4,365	4,160
Domestic Plan | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Number of shares the U.S. qualified plan holds contributed by the Company | shares				4,000,000
Shares of common stock representing percentage of plan assets				6.80%
Net credit due to termination of RRA plan				$ (4)	(4)	124
Pension plan assets				$ 2	2	3
Domestic Plan | Pension and Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next fiscal year				6.38%
Ultimate assumed health care cost trend rate				4.50%
Assumed health care cost trend rate				5.00%
Domestic Plan | Nonqualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Estimated future contributions (less than $1 million for U.S. tax-qualified plan)				$ 27
Domestic Plan | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations				63.00%
Domestic Plan | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations				37.00%
Foreign Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Settlement charge				$ 54
Net credit due to termination of RRA plan				74	127	59
Estimated future contributions (less than $1 million for U.S. tax-qualified plan)				82
Curtailment loss (gain)				1	4	(5)
Pension plan assets				11,388	10,017	9,826
Foreign Plan | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net credit due to termination of RRA plan				(2)	(5)	(6)
Curtailment loss (gain)				0	0	0
Pension plan assets				$ 0	$ 0	$ 0
Foreign Plan | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations				48.00%
Foreign Plan | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations				52.00%
United States Pension and Postretirement Benefit Plan of US Entity, Defined Benefit | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation							64.00%
United States Pension and Postretirement Benefit Plan of US Entity, Defined Benefit | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation							36.00%
Foreign Pension and Postretirement Benefit Plan, Defined Benefit | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation							34.00%
Foreign Pension and Postretirement Benefit Plan, Defined Benefit | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation							66.00%
Minimum | United States Pension and Postretirement Benefit Plan of US Entity, Defined Benefit | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation				59.00%
Minimum | United States Pension and Postretirement Benefit Plan of US Entity, Defined Benefit | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation				31.00%
Minimum | Foreign Pension and Postretirement Benefit Plan, Defined Benefit | United Kingdom | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation				35.00%
Minimum | Foreign Pension and Postretirement Benefit Plan, Defined Benefit | United Kingdom | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation				59.00%
Maximum | United States Pension and Postretirement Benefit Plan of US Entity, Defined Benefit | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation				69.00%
Maximum | United States Pension and Postretirement Benefit Plan of US Entity, Defined Benefit | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation				41.00%
Maximum | Foreign Pension and Postretirement Benefit Plan, Defined Benefit | United Kingdom | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation				41.00%
Maximum | Foreign Pension and Postretirement Benefit Plan, Defined Benefit | United Kingdom | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation				65.00%
Adjustment | Foreign Plan | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation				34.00%
Pension Plan Funded Status Guarantee | Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Maximum exposure under guarantee (up to) | £	£ 450
Guarantor obligation, period	7 years